Condensed Statements of Operations (Unaudited) (Q3) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
STATEMENT OF OPERATIONS [Abstract]
Formation and operating costs	$ 645,123	$ 964,205
Loss from operations	(645,123)	(964,205)
Other income (expense):
Interest income on operating account	256	698
Interest income on marketable securities held in Trust Account	16,609	30,985
Offering expenses related to warrant issuance		(719,201)
Change in fair value of forward purchase agreement liabilities	3,330,000	2,664,000
Change in fair value of warrant liabilities	5,055,667	4,009,667
Total other income	8,402,532	5,986,149
Net income (loss)	$ 7,757,409	$ 5,021,944
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in shares)	34,500,000	24,895,604
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in dollars per share)	$ 0.18	$ 0.15
Weighted average shares outstanding, Non-redeemable Class B ordinary shares (in Shares)	8,625,000	7,977,564
Basic and diluted net income per share, Non-redeemable Class B ordinary shares (in Dollars per share)	$ 0.18	$ 0.15